PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 9:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010

Cost:

Computers, software and related equipment	$4,948	$4,874
Laboratory equipment and office furniture	3,184	3,167
Leasehold improvements	514	509

	8,646	8,550
Accumulated depreciation:

Computers, software and related equipment	4,859	4,818
Laboratory equipment and office furniture	2,823	2,709
Leasehold improvements	467	443

	8,149	7,970

Depreciated cost	$497	$580

For the years ended December 31, 2011, 2010 and 2009, depreciation expenses were approximately $ 179, $ 201 and $ 264, respectively.